8. Property and Equipment	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 8 – Property and Equipment

Property and equipment consists of the following:

	March 31,
	2018	2017
Manufacturing, lab, and other equipment	$3,653,000	$3,319,000
Office equipment	361,000	324,000
Furniture and fixtures	100,000	91,000
Leasehold improvements	592,000	536,000
	4,706,000	4,270,000
Less: accumulated depreciation and amortization	(3,570,000)	(3,031,000)
	$1,136,000	$1,239,000

Depreciation and amortization expense amounted to $490,000 and $248,000 for the years ended March 31, 2018 and 2017, respectively.

During the year ended March 31, 2018, the Company did not incur a loss or gain on the disposal of property and equipment. During the year ended March 31, 2017, the Company realized a loss of $10,000 on the disposal of property and equipment. This amount was recorded within operating expenses in the accompanying consolidated statements of comprehensive (loss) income.